Cash and Cash Equivalents and Pledged Bank Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents and Pledged Bank Deposits [Abstract]
Schedule of Cash and Cash Equivalents and Pledged Bank Deposits
	2025	2024
	US$	US$
Cash and bank balances	19,158,652	23,005,589
Time deposits	12,211,790	19,701,267
	31,370,442	42,706,856
Less: Pledged bank deposits	(185,146)	(185,336)
Cash and cash equivalents	31,185,296	42,521,520